SHAREHOLDERS' EQUITY (Details)	12 Months Ended
	Mar. 31, 2024 Vote $ / shares shares	Mar. 31, 2023 $ / shares shares	Mar. 31, 2022 shares
SHAREHOLDERS' EQUITY
Number of shares convertible	1
Class A ordinary share
SHAREHOLDERS' EQUITY
Common stock shares authorized	90,000,000	90,000,000
Common stock par value | $ / shares	$ 0.0001	$ 0.0001
Number of votes | Vote	1
Common stock shares issued	14,629,000	14,429,000	14,144,000
Common stock shares outstanding	14,629,000	14,429,000	14,144,000
Class B ordinary share
SHAREHOLDERS' EQUITY
Common stock shares authorized	10,000,000	10,000,000
Common stock par value | $ / shares	$ 0.0001	$ 0.0001
Number of votes | Vote	10
Common stock shares issued	5,856,000	5,856,000	5,856,000
Common stock shares outstanding	5,856,000	5,856,000	5,856,000